Document And Entity Information	May 15, 2023
Document Information [Line Items]
Entity, Registrant Name	PLANET 13 HOLDINGS INC.
Document, Type	8-K/A
Document, Period End Date	May 15, 2023
Entity, Incorporation, State or Country Code	A1
Entity, File Number	000-56374
Entity, Tax Identification Number	83-2787199
Entity, Address, Address Line One	2548 West Desert Inn Road
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89109
City Area Code	702
Local Phone Number	815-1313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Description	Form 8-K/A Earnings Release 2023 Q1
Amendment Flag	true
Entity, Central Index Key	0001813452